Intangible assets - Goodwill - Changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in goodwill
Goodwill at beginning of period	€ 26,724	€ 26,960	€ 27,548
Additions	1,644		235
Impairment losses	(899)	(50)	(115)
Disposals or changes in scope of consolidation		(2)	(172)
Exchange differences and other items	(1,700)	(184)	(536)
Goodwill at end of period	25,769	26,724	26,960
Loss related to measurement of goodwill	(105)	1,627	(3,156)
Santander Asset Management
Changes in goodwill
Additions	1,173
Banco Popular Espanol, S.A.
Changes in goodwill
Additions	248
Santander Consumer USA Holdings Inc.
Changes in goodwill
Impairment losses	(799)
Carfinco Financial Group Inc.
Changes in goodwill
Additions			162
Goodwill.
Changes in goodwill
Loss related to measurement of goodwill	€ 1,704	€ 185	€ 514